ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Sep. 30, 2011
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
1.	ORGANIZATION AND PRINCIPAL ACTIVITIES

Origin Agritech Limited (“Agritech”), incorporated under the laws of the British Virgin Islands, and its subsidiaries and variable interest entities (together, the “Company”) are principally engaged in hybrid crop seed development, production and distribution. As of September 30, 2011, details of the Company’s subsidiaries and variable interest entities are as follows:

	Date of	Place of	Percentage
	Incorporation	Incorporation	of	Principal
Name	or Establishment	or Establishment	Ownership	Activity

Subsidiaries:
State Harvest Holdings Limited (“State Harvest”)	October 6, 2004	British Virgin Islands	100%	Investment Holding

Beijing Origin State Harvest Biotechnology Limited (“BioTech”)	December 1, 2004	People’s Republic of China (“PRC”)	100%	Hybrid seed Technology development

Shandong Kunfeng Biochemical Limited (“Kunfeng”)	June 14, 2006	PRC	80%	Agricultural chemical producer

Variable interest entity:
Beijing Origin Seed Limited (note (i)) (“Beijing Origin”)	December 26, 1997	PRC	-	Hybrid crop seed development, production and distribution

Subsidiaries held by Beijing Origin:
Henan Origin Cotton Technology Development Limited (note (i)) (“Henan Cotton”)	March 2, 2001	PRC	92.04%	Hybrid crop seed development, production and distribution

Changchun Origin Seed Technology Development Limited (note (i)) (“Changchun Origin”)	April 29, 2003	PRC	99%	Hybrid crop seed development, production and distribution

Linze Origin Seed Limited (note (i))	November 18, 2008	PRC	100%	Hybrid crop seed development, production and distribution

Xinjiang Originbo Seed Company Limited (“Xinjiang Origin”) (note (i))	July 13, 2011	PRC	51%	Hybrid crop seed development, production and distribution

Denong Zhengcheng Seed Limited (“Denong”)	June 21, 2000	PRC	97.87%	Hybrid seed development, production and distribution

Note (i):
Beijing Origin Seed Limited, Henan Origin Cotton Technology Development Limited, Changchun Origin Seed Technology Development Limited, Linze Origin Seed Limited and Xinjiang Originbo Seed Company Limited are collectively referred to as “Beijing Origin”.

Note (ii):	As of September 28, 2011, Jilin Changrong has substantially completed its liquidation procedures and then legally deregistered subsequently after the fiscal year end.

The Share Exchange Transaction

On December 20, 2004, Chardan China Acquisition Corp. (“Chardan”) entered into a Stock Purchase Agreement with State Harvest, and all the stockholders of State Harvest for Chardan’s acquisition of State Harvest. For the acquisition, Chardan formed its wholly owned subsidiary, Agritech. On November 8, 2005, the closing date of the acquisition (the “Closing Date”), Chardan merged with and into Agritech for the purpose of re-domestication out of the United States. The re-domestication merger was achieved by a one-for-one exchange of all the outstanding common shares of Chardan for common shares of Agritech and the assumption of all the rights and obligations of Chardan by Origin Agritech, including assumption of the outstanding warrants of Chardan. Immediately after the re-domestication merger, Agritech acquired all the common stock of State Harvest by the issuance of shares and payments of cash consideration to the then shareholders of State Harvest (“State Harvest Shareholders”) or their designee, making it a wholly owned subsidiary (the “Share Exchange Transaction”). State Harvest Shareholders and their designee were paid an aggregate of US$10,000 in cash, using the funds held in the trust account of Chardan, and was issued an aggregate of 10,000,000 shares of Agritech common stock for all the outstanding common stock of State Harvest. The Share Exchange Transaction was accounted for as a reverse acquisition in which State Harvest was deemed to be the accounting acquirer and Agritech the legal acquirer. The payments of the cash consideration are accounted for as a deemed distribution.

Of the cash portion of the purchase price, US$250 has been held back for one year by Agritech to secure certain indemnification obligations of State Harvest Shareholders and their designee. Other than the issuance of the above-mentioned 10,000,000 shares, Agritech has issued 200,000 shares to a financial advisor in connection with the Share Exchange Transaction.

As a result of the Share Exchange Transaction the historical consolidated financial statements of the Company for the periods prior to the Closing Date are those of State Harvest and its majority owned subsidiaries and its variable interest entity, Beijing Origin and all references to the consolidated financial statements of the Company apply to the historical consolidated financial statements of State Harvest, its majority owned subsidiary and Beijing Origin prior to the Closing Date and the consolidated financial statements of Agritech and its majority owned subsidiaries and Beijing Origin subsequent to the Closing Date. The Company’s equity components are stated in terms of State Harvest before the Closing Date, with an adjustment to reflect the effects of the reverse acquisition on the equity components at the Closing Date.

As Chardan was a non-operating public shell company before the Share Exchange Transaction, no goodwill has been recorded in connection with the Share Exchange Transaction and the costs incurred in connection with such transaction have been charged directly to equity as there was sufficient equity to absorb the costs. The net book value of acquired assets and liabilities pursuant to the Share Exchange Transaction is as follows:

RMB
Net assets acquired:
Cash	163,517

Other current assets	6,201
Due to State Harvest Shareholders and their designee	(2,022)
Other payables and accrued expenses	(965)

166,731
Less: Transaction costs paid in cash	(14,431)
Tax effect of the Share Exchange Transaction	(39,059)
113,241

Additional purchase price payments would be made to State Harvest Shareholders and their designee, up to an aggregate of US$15,000 if either of the following occurs during any fiscal year of Agritech after the Closing Date until December 31, 2008 (or June 30, 2009 if the fiscal year is changed to a July 1−June 30 fiscal year) from funds generated in the additional financing or from operational earnings as described below:

(1)
If Agritech receives at least US$40,000 in gross proceeds in additional financing as a result (i) of the call of the issued and outstanding public warrants assumed by Agritech at the closing; (ii) Agritech’s successful completion of a follow-on offering; or (iii) a private investment into Agritech by a strategic investor (“Financing Adjustment”), then Agritech will pay an additional US$15,000 to State Harvest Shareholders and their designee; or

(2)
If Origin generates net positive cash flow of US$2,000 or more on a consolidated basis (“Earnings Adjustment”), then State Harvest Shareholders and their designee will be entitled to receive 75% of the net positive cash flow up to a maximum of US$7,500 per fiscal year and US$15,000 in the aggregate.

If both an Earnings Adjustment and a Financing Adjustment occur, the maximum aggregate amount to be paid to State Harvest Shareholders from one or both adjustments is US$15,000.

As of September 30, 2006, Agritech received US$40,218 (equivalent to approximately RMB324,584) in gross proceeds as a result of the call of the issued and outstanding warrants assumed by Agritech on the Closing Date. Accordingly, Agritech paid an additional US$15,000 (equivalent to approximately RMB120,981) to State Harvest Shareholders and their designee. The payments of the additional purchase price are accounted for as a deemed distribution.

As a part of the Share Exchange Transaction, Agritech assumed 4,025,000 shares of common stock, 8,050,000 Redeemable Common Stock Purchase Warrants (“Warrants”) and 350,000 Unit Purchase Options (“UPO”) issued by Chardan. There was no re-measurement required for these assumed Warrants and UPO because such assumption is part of the recapitalization in connection with the Share Exchange Transaction. All Warrants and UPO have been either exercised or expired as of September 30, 2011.

As further additional purchase price, certain State Harvest Shareholders and their designee will be issued an aggregate of 1,500,000 shares of common stock of Agritech for any of the next four years if, on a consolidated basis, Agritech generates after-tax profits (excluding after-tax operating profits from any subsequent acquisitions of securities that have a dilutive effect and before the expenses of this transaction and director and employee option expense) of at least the following amounts:

After-tax profit
US$
Twelve months ended June 30,
2006	11,000
2007	16,000
2008	21,000
2009	29,000

Although the outcome for the twelve months ended June 30, 2006 has been achieved, the Board decided that the 1,500,000 shares of common stock will not be issued upon a waiver signed by those certain State Harvest Shareholders and their designee but they do not waive or modify in any respect other additional stock purchase price.

The management considered the after-tax profits has not been achieved for the twelve months ended June 30, 2007, 2008 and 2009.

Reorganization of State Harvest prior to the Share Exchange Transaction

On December 1, 2004, State Harvest established BioTech, a wholly foreign owned enterprise under the laws of the PRC with an operating period of 20 years.

PRC regulations restrict direct wholly foreign ownership of seed industry in the PRC. In order to comply with these regulations while allowing foreign indirect participation, State Harvest conducts substantially all of its business through its variable interest entity, Beijing Origin.

Beijing Origin entered into Technical Service Agreements with BioTech. Under these agreements, BioTech shall provide, with its own technical research resource and team, technical services for the production and distribution of agricultural seeds during the period of the agreements. In return, Beijing Origin is required to pay BioTech service fee calculated according to the weight of corn, rice and cotton seeds sold by the Beijing Origin.

In addition, State Harvest has been assigned 97.96% voting rights by the shareholders of Beijing Origin through a consignment agreement which includes the following terms: (1) The shares of Beijing Origin  cannot be transferred without the approval of State Harvest; (2) State Harvest has the right to appoint all directors and senior management personnel of Beijing Origin and (3) The shareholder rights including voting rights require the transfer of the shares of Beijing Origin to State Harvest or any party designated by State Harvest within three years upon the removal of the PRC legal restriction.

Through the consignment agreements described above, State Harvest is deemed the sole beneficiary of Beijing Origin resulting in Beijing Origin being deemed a subsidiary of State Harvest under the requirements of Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) 810-10-05 (former Financial Interpretation 46 (Revised) “Consolidation of Variable Interest Entities” (FIN 46(R)). The agreements described above provided for effective control of Beijing Origin to be transferred to State Harvest at December 25, 2004. Neither State Harvest nor BioTech had any operating activity prior to entering into the consignment agreements with Beijing Origin. In substance, State Harvest has substantially all the same shareholders of Beijing Origin. This transaction has been accounted for on a basis similar to reorganization between entities under common control. Accordingly, State Harvest’s consolidated financial statements are prepared by including the consolidated financial statements of Beijing Origin through December 24, 2004, and subsequently the Company’s consolidated financial statements include the financial statements of State Harvest, its majority owned subsidiary and Beijing Origin through the date of the Share Exchange Transaction. The revenue of the Company has been generated from Beijing Origin and its subsidiaries for the year ended September 30, 2009, 2010 and 2011 are 100%, 97.96% and 96.63%, respectively. Beijing Origin and its subsidiaries also account for 93% and 93% of the total assets of the Company as at September 30, 2010 and 2011 respectively.

Liquidation of a subsidiary during the year

Pursuant to the resolution of the equity owners of Jilin Changrong Hi-tech Seed Company Limited (“Changrong”) dated July 4, 2011, it was resolved to voluntarily liquidate Changrong. On August 25, 2011, Changrong started its deregistration procedures.  On November 27, 2011, Siping Administration for Industry and Commerce Gongzhuling State Agricultural Science and Technology Industrial Park Branch approved the deregistration application of Changrong, and all the liquidation procedures have been completed.

Loss on liquidation of a subsidiary included in the consolidated statement of income and comprehensive income for the year ended September 30, 2011:

RMB

Carrying amount of net assets in the books of Changrong at liquidation	105,251
Attributable goodwill	4,692
109,943
Less:Net assets at the date of liquidation attributable to non-controlling interests	48,123
Net assets at the date of liquidation attributable to Origin Agritech Limited	61,820

Satisfied by:
Cash	3,001
Other current assets	45,236
48,237

Loss on liquidation of a subsidiary	13,583

Establishment of a new subsidiary during the year

On July 13, 2011, Beijing Origin established a new subsidiary, Xinjiang Origin, with a local seed company, Xinjiang Jinbo Seed Limited. Beijing Origin owns 51% equity interest of Xinjiang Origin, which is engaged in research, development, production, and distribution of hybrid crop seeds. The establishment of Xinjiang Origin aims to develop a new production centre for the corn seeds.

The capital injection of Beijing Origin for Xinjiang Origin is RMB51,000, in which around RMB20,000 has been paid, and the remaining will be paid in 2012 with three installments, the final payment of RMB11,000 will be made on October 31, 2012.